Revenue and Other Income - Disclosure of Revenue Recognition from Performance Obligation (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Asset management	$ 94,328,532	$ 39,296,815